Annual Total Returns- Vanguard Real Estate Index Fund (Admiral) [BarChart] - Admiral - Vanguard Real Estate Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.62%	17.69%	2.42%	30.32%	2.39%	8.50%	4.94%	(5.95%)	28.94%	(4.65%)